Supplement Dated June 4, 2021
To The Prospectuses Dated April 26, 2021 For

ELITE ACCESS II®, PERSPECTIVE II®, PERSPECTIVE ADVISORY II®, PERSPECTIVE ADVISORS IISM,
ELITE ACCESS®, ELITE ACCESS BROKERAGE EDITION®, JACKSON PRIVATE WEALTH®,
PERSPECTIVE L SERIESSM, FIFTH THIRD PERSPECTIVE, and PERSPECTIVE REWARDS®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES, and
ELITE ACCESS ADVISORY II® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY, and
PERSPECTIVE FIXED AND VARIABLE ANNUITY®

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This supplement updates the above-referenced prospectuses. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of a prospectus, please contact us at our Annuity Service Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-644-4565; www.jackson.com.

➢    In the appendix titled "TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES," all references to the "Morningstar® Developed Markets America Target Market Exposure IndexSM" are deleted and replaced with "Morningstar® Developed Markets Target Market Exposure IndexSM."

______________________________
(To be used with JMV23537 04/21, JMV21086 04/21, JMV18692 04/21, JMV21451 04/21, JMV18691 04/21, VC5869 04/21, JMV8037 04/21, JMV8037BE 04/21, JMV7697 04/21, VC5890 04/21, VC3656 04/21, VC4224 04/21, FVC4224FT 04/21, JMV8798 04/21, JMV9476 04/21, JMV16966 04/21, JMV9476WF 04/21, and JMV2731 04/21)

JFV100214 06/21

Supplement Dated June 4, 2021
To The Statements of Additional Information Dated April 26, 2021 For

ELITE ACCESS II®, PERSPECTIVE II®, PERSPECTIVE ADVISORY II®, PERSPECTIVE ADVISORS IISM,
ELITE ACCESS®, ELITE ACCESS BROKERAGE EDITION®, JACKSON PRIVATE WEALTH®,
PERSPECTIVE L SERIESSM, FIFTH THIRD PERSPECTIVE, and PERSPECTIVE REWARDS®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES, and
ELITE ACCESS ADVISORY II® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY, and
PERSPECTIVE FIXED AND VARIABLE ANNUITY®

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This supplement updates the above-referenced Statements of Additional Information. Please read and keep it together with your Statement of Additional Information for future reference. To obtain a copy of a Statement of Additional Information, please contact us at our Annuity Service Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-644-4565; www.jackson.com.

➢    In the subsection titled "Trademarks, Service Marks, and Related Disclosures," under the section titled "General Information and History," all references to the "Morningstar® Developed Markets America Target Market Exposure IndexSM" are deleted and replaced with "Morningstar® Developed Markets Target Market Exposure IndexSM."

______________________________
(To be used with JMV24065 04/21, JMV21224 04/21, JMV19401 04/21, JMV22388 04/21, JMV19400 04/21, V5893 04/21, JMV8389 04/21, JMV12791 04/21, JMV8198 04/21, V5913 04/21, V3800 04/21, V5507 04/21, JMV8994 04/21, JMV9741 04/21, JMV9485 04/21, and JMV4248 04/21)

JFV100216 06/21